INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

7. INCOME TAXES

The tax (expense) benefit comprises:

	Years ended December 31,
	2011	2012	2013
Income (loss) before income tax
PRC	$(13,323,000)	$(205,940,795)	$(244,731,725)
Other jurisdictions	8,802,696	(15,268,847)	(16,910,484)
Total	(4,520,304)	(221,209,642)	(261,642,209)

Current tax benefit (expense)
PRC	$(6,860,939)	$1,191,416	$(36,084)
Other jurisdictions	(3,046,111)	(102,728)	(2,850,524)
Subtotal	(9,907,050)	1,088,688	(2,886,608)
Deferred tax benefit (expense)
PRC	$17,505,652	$(22,884,154)	$3,119,511
Other jurisdictions	(2,747,123)	442,976	2,489,812
Subtotal	14,758,529	(22,441,178)	5,609,323
Total income tax benefit (expense)	$4,851,479	$(21,352,490)	$2,722,715

ReneSola is not subject to tax under the laws of British Virgin Islands.

ReneSola Zhejiang is a Foreign Invested Enterprise (“FIE”) incorporated in the PRC. The statutory income tax rate in the PRC is 25% starting from 2008.

ReneSola Zhejiang obtained the approval of High-New Technology Enterprise (“HNTE”) status in 2009 and renewed the HNTE status for another 3-year period from 2012 to 2014. ReneSola Jiangsu obtained the approval of HNTE status for the period from 2012 to 2014. Sichuan ReneSola obtained approval of HNTE status for the period from 2012 to 2014. Under the EIT Law, a  HNTE is eligible for the 15% reduced EIT rate.

For PRC entities, the qualified research and development expenses incurred by them for development of new technology, new products and new techniques could have a 50% super deduction in addition to the actual expense deductions for PRC enterprise income tax purpose. A number of group entities are eligible for such R&D super deduction.

According to EIT law and its implementation rule, incomes earned from major Stated-supported public infrastructure facility projects are eligible for a 6-year tax holiday, which provides a tax exemption for 3 years from the first year revenue is generated and 50% reduction for the following 3 years.  Qinghai Yuhui, Keping, Beijing Xuyuan, Tekesi and Suibin are engaged in such major state-supported public infrastructure facility projects and may be entitled to the aforesaid tax holiday upon the approval from the tax authority. As of December 31, 2013, Qinghai Yuhui and Keping have obtained relevant tax holiday approvals from the tax authority and the tax holiday was effective in 2012 and 2013.

The Group also has overseas operations in the jurisdiction of the United States, Republic of Singapore, Federal Republic of Germany, Republic of Bulgaria, Commonwealth of Australia, Japan, Republic of India, Grand Duchy of Luxembourg,Republic of Romania, United Kingdom, Republic of South Africa, Republic of Croatia, Republic of Panama and Republic of Korea. The corporate income tax rates range from 10% to 35%.

Zhejiang ReneSola, Sichuan ReneSola, Sichuan Ruiyu, Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Zhejiang Ruixu, Energy-Saving Technology, Carbon Fiber, Zhejiang Academe, Beijing Xuyuan, Tekesi and Suibin are incorporated in the PRC. The corporate income tax rate is 25%.

During the year ended December 31, 2011, 2012 and 2013, the Company recorded a reversal of unrecognized tax benefits of $1,439,880, $nil and $nil, respectively. The reversal of tax liabilities recorded in 2011 was mainly associated with the release of withholding tax liability associated with capital gains arising from the sale of a Joint Venture. Management subsequently determined such liabilities would not be realized, and as such the withholding tax liability previously recorded was released.

The following is the tabular reconciliation of liabilities for unrecognized tax benefits:

	Years ended December 31,
	2011	2012	2013
Unrecognized tax benefit-Opening balance	$1,645,182	$205,302	$205,302
Release of tax liability	(1,439,880)	—	—
Unrecognized tax benefit-Closing balance	$205,302	$205,302	$205,302

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2011, 2012 and 2013, the amount of interests and penalties related to uncertain tax positions was immaterial. The Company does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $16,266) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore generally subject to examination by the PRC tax authorities from 2008 through 2013 on non-transfer pricing matters, and from 2002 through 2013 on transfer pricing matters.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2012	2013
Deferred tax assets:
Property, plant and equipment	$525,977	$1,432,778
Inventories provision	827,976	691,170
Tax losses	67,737,958	84,321,238
Contingent liabilities	3,372,695	5,969,728
Derivative liabilities	60,471	26,462
Bad debts provision	657,607	1,190,463
Deferred subsidies	4,574,715	8,414,300
Impairment for long-lived assets	1,629,756	51,242,022
Others	289,614	1,113,886
Total gross deferred tax assets	$79,676,769	$154,402,047
Valuation allowance on deferred tax assets	(64,373,317)	(134,888,129)
Net deferred tax assets	$15,303,452	$19,513,918

Analysis as
Current	$1,773,471	$5,272,284
Non-current	13,529,981	14,241,634
	$15,303,452	$19,513,918
Deferred tax liabilities:
Property, plant and equipment	$297,922	$201,239
Prepaid land use right	316,658	318,548
Derivative assets	72,447	116,905
Others	39,944	—
Total deferred tax liabilities	$726,971	$636,692

Analysis as:
Current	$112,391	$53,984
Non-current	614,580	582,708
	$726,971	$636,692

As of December 31, 2013, the PRC Companies had net operating loss carry forwards of $336,371,862, of which $24,757,217, $32,009,954, $217,985,844 and $61,618,847 will expire in 2014, 2016, 2017 and 2018, respectively. ReneSola US had net operating loss carry forwards of $7,257,620, which will expire from 2032 to 2033.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $64,373,317 and $134,888,129 as at December 31, 2012 and 2013, respectively.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Years ended December 31,
	2011	2012	2013
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of timing difference reversed in the year with different rate	129.7%	(5.7)%	3.1%
Tax holiday	—	0.3%	0.3%
Valuation allowance	—	(28.7)%	(26.8)%
Expiration of tax credit	(17.3)%	—	—
Effect of different tax rate of subsidiaries	1.6%	(1.7)%	(0.9)%
Non-deductible expense	(131.1)%	0.8%	(1.7)%
R&D super deduction	67.5%	1.8%	1.4%
Reversal of uncertain tax position	31.0%	—	—
Goodwill impairment	—	(1.1)%	—
Others	0.9%	(0.4)%	0.6%
Effective income tax rate	107.3%	(9.7)%	1.0%

The aggregate amount and per share effect of the Tax Holiday are as follows:

	Years ended December 31,
	2011	2012	2013
Aggregate	$5,006,341	$(12,231,260)	$8,943,517
Per share effect -basic	$0.03	$(0.07)	$0.05
Per share effect-diluted	$0.03	$(0.07)	$0.05

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. The Company believes that the PRC entities’ undistributed earnings generated after January 1, 2008 will be permanently reinvested in the PRC entities. As such, no deferred taxes have been recorded on these undistributed earnings of the Company’s PRC subsidiaries as these differences are not expected to reverse in the foreseeable future and are expected to be permanent in duration. The temporary difference for which no deferred tax liability has been recognized is $30.8million and $52.3 million as of December 31, 2012 and 2013, respectively. The undistributed earnings accumulated in other overseas operating entities are immaterial.